Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
33.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	Note		As of December 31,
			2015	2016
			RMB	RMB	US$
ASSETS
Current assets
Cash			798,200	596,871	85,967
Restricted cash			—	1,759,726	253,453
Short-term investments			—	277,946	40,033
Prepaid expenses and other current assets			66,287	103,271	14,874
Amount due from a related party	(b	)	25,974	97,748	14,079
Amount due from subsidiaries	(b	)	3,153,413	3,208,620	462,137

Total current assets			4,043,874	6,044,182	870,543

Non-current assets
Investments in subsidiaries			2,565,783	2,133,242	307,251
Amount due from a related party	(b	)	70,000	—	—
Other non-current assets			6,123	—	—

Total non-current assets			2,641,906	2,133,242	307,251

Total assets			6,685,780	8,177,424	1,177,794

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			14,826	38,599	5,560
Short-term bank borrowings			—	1,500,000	216,045
Account payables			5,929	10,672	1,537
Interest payable			7,829	5,759	829
Amount due to related parties	(b	)	346,872	68,131	9,813
Amount due to subsidiaries	(b	)	3,728	9,732	1,402
Bonds payable	(d	)	264,250	419,316	60,394

Total current liabilities			643,434	2,052,209	295,580

Non-current liabilities
Amount due to related parties	(b	)	27,384	—	—
Bonds payable	(d	)	2,000,000	—	—

Total non-current liabilities			2,027,384	—	—

Total liabilities			2,670,818	2,052,209	295,580

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 458,916,346 and 505,207,968 shares issued and outstanding as of December 31, 2015 and 2016, respectively)			30	33	4
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 63,596,248 and 174,649,638 shares issued and outstanding as of December 31, 2015 and 2016, respectively)			4	12	2
Additional paid-in capital			6,403,117	9,015,846	1,298,551
Accumulated other comprehensive (loss) income			(24,236)	118,290	17,037
Accumulated deficit			(2,170,811)	(2,804,409)	(403,918)
Treasury stock			(193,142)	(204,557)	(29,462)

Total shareholders’ equity			4,014,962	6,125,215	882,214

Total liabilities and shareholders’ equity			6,685,780	8,177,424	1,177,794

Condensed statements of operations

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(125,859)	(166,662)	(124,450)	(17,923)
Changes in the fair value of contingent purchase consideration payables	(22,629)	(43,325)	93,307	13,439

Operating loss	(148,488)	(209,987)	(31,143)	(4,484)
Other income	(199,418)	(152,100)	(169,915)	(24,473)
Share of losses from subsidiaries and Consolidated VIEs	(574)	(66,012)	(432,540)	(62,299)

Loss before income taxes	(348,480)	(428,099)	(633,598)	(91,256)
Income tax expense	—	—	—	—

Net loss	(348,480)	(428,099)	(633,598)	(91,256)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net loss	(348,480)	(428,099)	(633,598)	(91,256)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	16,835	41,518	142,526	20,528

Other comprehensive loss, net of tax of nil:	16,835	41,518	142,526	20,528

Comprehensive loss	(331,645)	(386,581)	(491,072)	(70,728)

Comprehensive loss attributable to the Company’s ordinary shareholders	(331,645)	(386,581)	(491,072)	(70,728)

Condensed statements of cash flows

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash used in operating activities	(23,952)	(26,621)	(78,567)	(11,316)
Net cash used in investing activities	(1,186,053)	(977,300)	(617,613)	(88,955)
Net cash generated from financing activities	623,214	1,798,230	494,851	71,273

Net (decrease) increase in cash	(586,791)	794,309	(201,329)	(28,998)
Cash at beginning of the year	590,682	3,891	798,200	114,965

Cash at end of the year	3,891	798,200	596,871	85,967

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party balances as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	2,997,103	3,037,249	437,455
- Xi’an Holding	6,563	7,011	1,010
- Ventures	19,546	27,124	3,907
- Asia Cloud Technology	4,157	—	—
- WiFire Group	649	4,301	619
- Fastweb Technology	54,364	60,574	8,724
- 21V Mobile	71,031	72,361	10,422

	3,153,413	3,208,620	462,137

Amount due from related parties
Current:
- Seller of iJoy	25,974	27,748	3,997
- Seller of Aipu Group	—	70,000	10,082

	25,974	97,748	14,079

Non-current:
- Seller of Aipu Group	70,000	—	—

Amount due to subsidiaries
- 21Vianet Technology	7	7	1
- 21Vianet Beijing	3,719	9,713	1,400
- 21Vianet China	2	2	—
- DYX	—	10	1

	3,728	9,732	1,402

	December 31,
	2015	2016
	RMB	RMB	US$
Amount due to related parties
Current:
- Sellers of WiFire BJ &Yilong	2,970	—	—
- Seller of Aipu Group	76,666	30,000	4,321
- Seller of Dermot Entities	205,800	—	—
- Seller of iJoy	61,436	38,131	5,492

	346,872	68,131	9,813

Non-current:
- Sellers of Tianying	16,350	—	—
- Seller of Aipu Group	11,034	—	—

	27,384	—	—

(c)	Commitments

Operating lease commitments

The Company leases a facility in the United States under non-cancelable operating lease expiring on March 1, 2025. For the year ended December 31, 2014, 2015 and 2016, total rental expense for the operating lease amounted to nil, RMB13,952 and RMB15,824 (US$2,279).

As of December 31, 2016, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2017	18,532	2,669
2018	18,996	2,736
2019	19,471	2,804
2020	19,957	2,874
2021 and thereafter	90,486	13,033

	167,442	24,116

(d)	Bonds payable

On March 22, 2013, the Company issued and sold 2016 Bonds with an aggregate principal amount of RMB1,000,000 at a coupon rate of 7.875% per annum. The 2016 Bonds were due and fully repaid in March 2016.

On June 26, 2014, the Company issued and sold 2017 Bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum. The 2017 Bonds will mature on June 26, 2017. The 2017 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2017 Bonds is payable semi-annually in arrears on June 26 and December 26 in each year, beginning December 26, 2014. Net proceeds from the 2017 Bonds after deducting issuance costs of RMB19,360, were RMB1,980,640. The proceeds from issuance of 2017 Bonds was used to new data centers, fund acquisitions, repurchase the 2016 Bonds and for general corporate purposes. The effective interest rate of the 2017 Bonds is 7.39%.

Deferred issuance costs are included in “Other non-current assets” in the Company’s consolidated balance sheets. The deferred issuance costs are amortized as interest expense using the effective interest method over the term of the 2016 Bonds and the 2017 Bonds respectively.

Both the 2016 Bonds and the 2017 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including trade payables) of the Company’s subsidiaries and Consolidated VIEs.

In August 2016, the Company repurchase 78.97% of the outstanding 2017 Bonds with the total principal amount of RMB1,579,400 (US$227,481). Payment of accrued interests was RMB18,742 (US$2,702). The debt extinguishment loss amounting to RMB29,841 (US$4,298) was recognized in earnings upon the repurchase.